Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]

Condensed Statement of Income

in € m.	2017	2016	2015
Interest income, excluding dividends from subsidiaries	15,339	14,247	13,760
Dividends received from subsidiaries:
Bank subsidiaries	1,185	1,042	296
Nonbank subsidiaries	2,142	2,935	5,010
Interest expense	9,575	7,947	7,559
Net interest and dividend income	9,092	10,278	11,506
Provision for credit losses	675	872	359
Net interest and dividend income after provision for credit losses	8,417	9,406	11,147
Noninterest income:
Commissions and fee income	3,721	4,145	4,265
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,789	1,791	4,918
Other income (loss)[1]	(744)	(606)	(1,371)
Total noninterest income	5,766	5,330	7,812
Noninterest expenses:
Compensation and benefits	5,123	5,137	5,763
General and administrative expenses	6,347	7,524	10,997
Services provided by (to) affiliates, net	1,426	1,263	1,621
Impairment of goodwill and other intangible assets	6	14	519
Total noninterest expenses	12,902	13,938	18,899
Income (loss) before income taxes	1,281	797	60
Income tax expense (benefit)	(90)	161	1,003
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	1,371	636	(943)

[1]Includes net gains (losses) on financial assets available for sale and impairments/write-ups on investments in subsidiaries.

Condensed Statement of Comprehensive Income

in € m.	2017	2016	2015
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	1,371	636	(943)
Other comprehensive income (loss), net of tax	(2,486)	360	1,183
Total comprehensive income (loss), net of tax	(1,115)	996	240

Condensed Balance Sheet (Parent Company only) [text block table]

Condensed Balance Sheet

in € m.	Dec 31, 2017	Dec 31, 2016
Assets:
Cash and central bank balances:	176,661	120,112
Interbank balances (w/o central banks):
Bank subsidiaries	27,110	43,631
Other	5,801	6,254
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	4,170	4,394
Nonbank subsidiaries	36,287	43,290
Other	10,497	14,256
Financial assets at fair value through profit or loss:
Bank subsidiaries	6,508	12,021
Nonbank subsidiaries	5,010	14,536
Other	550,182	641,455
Financial assets available for sale	28,441	31,669
Investments in associates	290	387
Investment in subsidiaries:
Bank subsidiaries	12,242	11,530
Nonbank subsidiaries	36,170	36,461
Loans:
Bank subsidiaries	37,974	49,393
Nonbank subsidiaries	52,687	54,549
Other	151,912	158,700
Other assets:
Bank subsidiaries	1,480	1,231
Nonbank subsidiaries	11,325	23,923
Other	90,263	110,877
Total assets	1,245,008	1,378,670
Liabilities and equity:
Deposits:
Bank subsidiaries	81,504	82,276
Nonbank subsidiaries	20,562	25,773
Other	307,162	282,991
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	640	2,344
Nonbank subsidiaries	29,129	49,903
Other	16,766	10,860
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	5,423	9,745
Nonbank subsidiaries	2,531	6,254
Other	439,264	535,349
Other short-term borrowings:
Bank subsidiaries	195	88
Nonbank subsidiaries	424	692
Other	17,766	16,419
Other liabilities:
Bank subsidiaries	851	1,222
Nonbank subsidiaries	8,067	16,100
Other	107,830	126,876
Long-term debt	144,998	155,913
Total liabilities	1,183,113	1,322,807
Total shareholders’ equity	57,219	51,193
Additional equity components	4,675	4,670
Total equity	61,895	55,863
Total liabilities and equity	1,245,008	1,378,670

Condensed Statement of Cash Flows (Parent Company only) [text block table]

Condensed Statement of Cash Flows

in € m.	2017	2016	2015
Net cash provided by (used in) operating activities	40,931	25,873	49,259
Cash flows from investing activities:
Proceeds from:
Sale of financial assets available for sale	7,627	22,205	14,948
Maturities of financial assets available for sale	3,433	4,530	4,034
Maturities of securities held to maturity	0	0	0
Sale of investments in associates	65	12	13
Sale of property and equipment	39	8	19
Purchase of:
Financial assets available for sale	(9,741)	(15,150)	(26,426)
Securities held to maturity	0	0	0
Investments in associates	0	(11)	(93)
Property and equipment	(261)	(284)	(164)
Net change in investments in subsidiaries	(2,222)	(1,619)	3,664
Other, net	(1,129)	(1,360)	(1,047)
Net cash provided by (used in) investing activities	(2,189)	8,331	(5,052)
Cash flows from financing activities:
Issuances of subordinated long-term debt	865	792	2,906
Repayments and extinguishments of subordinated long-term debt	(45)	(102)	(728)
Issuances of trust preferred securities	0	1	397
Repayments and extinguishments of trust preferred securities	0	(2)	(398)
Common shares issued	8,037	0	0
Purchases of treasury shares	(7,912)	(5,256)	(9,003)
Sale of treasury shares	7,471	4,979	8,142
Additional Equity Components (AT1) issued	0	0	0
Purchases of Additional Equity Components (AT1)	(149)	(129)	177
Sale of Additional Equity Components (AT1)	160	124	(176)
Coupon on additional equity components, pre tax	(335)	(333)	(269)
Net change in noncontrolling interests	0	0	0
Cash dividends paid	(392)	0	(1,034)
Net cash provided by (used in) financing activities	7,700	74	14
Net effect of exchange rate changes on cash and cash equivalents	(3,499)	187	(1,503)
Net increase (decrease) in cash and cash equivalents	42,943	34,465	42,718
Cash and cash equivalents at beginning of period	144,816	110,351	67,633
Cash and cash equivalents at end of period	187,759	144,816	110,351
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	258	(974)	418
Interest paid	9,563	7,871	8,244
Interest received	15,308	14,346	13,928
Dividends received	3,147	3,978	5,305
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	175,463	119,213	64,472
Interbank balances (w/o central banks)	12,296	25,603	45,880
Total	187,759	144,816	110,352

Parent Company Long-Term Debt (Parent Company only) [text block table]

Parent Company’s Long-Term Debt by Remaining Maturities

By remaining maturities	Due in 2018	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due after 2022	Total Dec 31, 2017	Total Dec 31, 2016
in € m.
Senior debt:
Bonds and notes:
Fixed rate	9,791	9,229	7,715	10,030	6,570	16,182	59,517	66,464
Floating rate	5,322	8,616	4,149	4,282	4,433	6,341	33,142	36,875
Subordinated debt
Bonds and notes:
Fixed rate	3,916	0	1,096	0	0	4,756	9,769	9,842
Floating rate	50	0	0	0	0	1,884	1,934	2,174
Other	25,039	2,279	1,792	764	551	10,210	40,636	40,557
Total long-term debt	44,118	20,124	14,752	15,076	11,555	39,373	144,998	155,913